Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Numerator for basic loss per share:
Net loss from continuing operations			$ (54,444)	$ (96,197)
Net loss from discontinued operations			(2,007)	(25,853)
Impairment loss from discontinued operations				(147,505)
Net loss	$ 8,127	$ (9,588)	(56,451)	(269,555)
Numerator for diluted loss per share
Impact of September 2024 Notes derivative liability and interest expense, net of tax			(35,886)
Net loss	$ 242	$ (9,588)	$ (92,337)	$ (269,555)
Weighted average shares:
Denominator for basic loss per share	80,110,127	49,077,330	66,655,837	24,723,370
September 2024 Notes derivative liability			9,137,711
Denominator for diluted loss per share	162,367,934	49,077,330	75,793,548	24,723,370
Net loss per share:
Continuing operations – basic			$ (0.82)	$ (3.89)
Discontinued operations - basic			(0.03)	(1.05)
Net loss - basic	$ 0.1	$ (0.2)	(0.85)	(4.94)
Continuing operations – diluted			(1.19)	(3.89)
Discontinued operations – diluted			(0.03)	(1.05)
Net loss – diluted	$ 0	$ (0.2)	$ (1.22)	$ (4.94)